ACQUISTIONS OF BUSINESS (Tables)	9 Months Ended
Sep. 30, 2019
Business Combinations [Abstract]
Acquisition of business

Consideration
Common shares issued	$3,458,203

Net assets acquired
Customer base	$—
Trade name – Virtublock (note 6)	6,600
Intellectual property / Technology (note 6)	11,200
Non-compete agreements	—
Goodwill (note 6)	3,440,403
Total net assets acquired	$3,458,203
Impairment (note 6)	(3,458,203)
—